UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 10, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2008.

Report for the Calendar Year or Quarter Ended:     JUNE 30, 2007

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  February 13, 2008


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       708,227 (x 1,000)



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 6/30/07
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- 	--- ---- ------- ------------ -------- -------- -------

MANOR CARE INC			CS		564055101   35,250   539,900	SH	SOLE			  539,900
HARRAH'S ENTERTAINMENT		CS		413619107  114,603 1,344,158	SH	SOLE			1,344,158
INTL SECURITIES EXCHANGE HOL	CS		46031W204  153,684 2,351,700	SH	SOLE			2,351,700
SLM Corp			CS		78442P106  219,829 3,817,805	SH	SOLE			3,817,805
SOLECTRON CORP			CS		834182107   32,274 8,770,000	SH	SOLE			8,770,000
TXU CORP			CS		873168108  152,587 2,267,269	SH	SOLE			2,267,269
							   708,227

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